Income tax - Deferred tax asset and deferred tax liability balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carried forward	$ 14,400	$ 9,438
Share-based payments		720
Less: Valuation allowance	(14,400)	(9,438)	$ (4,410)	$ (4,365)
Deferred tax assets net		720
Deferred tax liabilities
Acquired intangible assets		(158)
Outside basis difference	(1,084)	(1,140)
Others	(27)	(28)
Deferred tax liabilities net	$ (1,111)	$ (1,326)